PROPERTY AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	$ 5,800
Impairment loss	6,112	$ 10,437	$ 4,382
Balance at end of year	5,362	5,800
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	49,417	48,113
Additions	7,525	5,258
Disposals or retirements	(1,936)	(3,984)
Exchange adjustments	(1,195)	30
Balance at end of year	53,814	49,417	48,113
Cost [Member] | Freehold land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,624	2,603
Additions	19
Disposals or retirements		(9)
Exchange adjustments	(38)	30
Balance at end of year	2,605	2,624	2,603
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	3,004	3,031
Additions	1,609	465
Disposals or retirements	(1)	(488)
Exchange adjustments	(52)	(4)
Balance at end of year	4,560	3,004	3,031
Cost [Member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	5,894	5,995
Additions	829	302
Disposals or retirements	(131)	(404)
Exchange adjustments	(7)	1
Balance at end of year	6,585	5,894	5,995
Cost [Member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	37,895	36,484
Additions	5,068	4,491
Disposals or retirements	(1,804)	(3,083)
Exchange adjustments	(1,095)	3
Balance at end of year	40,064	37,895	36,484
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(43,617)	(34,710)
Charge for the year	(1,375)	(2,424)
Impairment loss	(6,112)	(10,437)
Disposals or retirements	1,809	3,961
Exchange adjustments	843	(7)
Balance at end of year	(48,452)	(43,617)	(34,710)
Accumulated depreciation and impairment losses [member] | Freehold land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(1,283)	(1,206)
Charge for the year	(80)	(82)
Impairment loss	(578)
Disposals or retirements		9
Exchange adjustments	7	(4)
Balance at end of year	(1,934)	(1,283)	(1,206)
Accumulated depreciation and impairment losses [member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(2,659)	(2,716)
Charge for the year	(47)	(165)
Impairment loss	(543)	(267)
Disposals or retirements		488
Exchange adjustments	6	1
Balance at end of year	(3,243)	(2,659)	(2,716)
Accumulated depreciation and impairment losses [member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(5,308)	(5,064)
Charge for the year	(185)	(263)
Impairment loss	(423)	(383)
Disposals or retirements	130	402
Exchange adjustments	3
Balance at end of year	(5,783)	(5,308)	(5,064)
Accumulated depreciation and impairment losses [member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	(34,367)	(25,724)
Charge for the year	(1,063)	(1,914)
Impairment loss	(4,568)	(9,787)
Disposals or retirements	1,679	3,062
Exchange adjustments	827	(4)
Balance at end of year	(37,492)	(34,367)	(25,724)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	5,362	13,403
Balance at end of year	5,800	5,362	13,403
Carrying amounts [Member] | Freehold land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	671	1,397
Balance at end of year	1,341	671	1,397
Carrying amounts [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	1,317	315
Balance at end of year	345	1,317	315
Carrying amounts [Member] | Computers, fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	802	931
Balance at end of year	586	802	931
Carrying amounts [Member] | Office equipment and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year	2,572	10,760
Balance at end of year	$ 3,528	$ 2,572	$ 10,760